SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 8: SUBSEQUENT EVENTS

From July 1, 2014 through September 8, 2014, the Company had sold through the Cantor Sales Agreement an aggregate of 408,508 of its ordinary shares, and received gross proceeds of $1,807 before deducting issuance expenses in an amount of $54.